Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2012
Registrant Name	dei_EntityRegistrantName	SMALLCAP WORLD FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000858744
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2012
SMALLCAP WORLD FUND INC (Prospectus Summary) | SMALLCAP WORLD FUND INC | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMCWX
SMALLCAP WORLD FUND INC (Prospectus Summary) | SMALLCAP WORLD FUND INC | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCWBX
SMALLCAP WORLD FUND INC (Prospectus Summary) | SMALLCAP WORLD FUND INC | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCWCX
SMALLCAP WORLD FUND INC (Prospectus Summary) | SMALLCAP WORLD FUND INC | Class F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCWFX
SMALLCAP WORLD FUND INC (Prospectus Summary) | SMALLCAP WORLD FUND INC | Class F-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMCFX
SMALLCAP WORLD FUND INC (Prospectus Summary) | SMALLCAP WORLD FUND INC | Class 529-A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSPAX
SMALLCAP WORLD FUND INC (Prospectus Summary) | SMALLCAP WORLD FUND INC | Class 529-B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSPBX
SMALLCAP WORLD FUND INC (Prospectus Summary) | SMALLCAP WORLD FUND INC | Class 529-C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSPCX
SMALLCAP WORLD FUND INC (Prospectus Summary) | SMALLCAP WORLD FUND INC | Class 529-E
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSPEX
SMALLCAP WORLD FUND INC (Prospectus Summary) | SMALLCAP WORLD FUND INC | Class 529-F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSPFX
SMALLCAP WORLD FUND INC (Prospectus Summary) | SMALLCAP WORLD FUND INC | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RSLAX
SMALLCAP WORLD FUND INC (Prospectus Summary) | SMALLCAP WORLD FUND INC | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RSLBX
SMALLCAP WORLD FUND INC (Prospectus Summary) | SMALLCAP WORLD FUND INC | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RSLCX
SMALLCAP WORLD FUND INC (Prospectus Summary) | SMALLCAP WORLD FUND INC | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RSLEX
SMALLCAP WORLD FUND INC (Prospectus Summary) | SMALLCAP WORLD FUND INC | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RSLFX
SMALLCAP WORLD FUND INC (Prospectus Summary) | SMALLCAP WORLD FUND INC | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RLLGX